General and Administrative Expenses	9 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [abstract]
General and Administrative Expenses
15.
GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses, which represent the activity of LAC North America for the comparative period ended September 30, 2023 and actual expenses for the current period ended September 30, 2024:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, benefits and directors’ fees	2,061	1,077	6,638	3,028
Office and professional fees	1,771	1,310	4,837	4,018
Regulatory and filing fees	142	161	600	622
Investor and government relations	340	61	1,246	199
Depreciation	78	58	165	158
	4,392	2,667	13,486	8,025